Cash and cash equivalents - Summary of Cash and Cash Equivalents (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Cash at bank and in hand	£ 73,537	£ 12,449
Short term bank deposits		15,000
Total Cash and cash equivalents	£ 73,537	£ 27,449	£ 13,515	£ 21,494